Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Selling, general and administrative expenses	$ (141,355)	$ (102,062)	$ (101,775)
Other operating income	37,340	42,777	54,105
Other operating expenses	(6,984)	(18,416)	(7,533)
Operating income / (loss)	304,575	6,460	(163,698)
Share of income / (loss) in subsidiaries and associates	(970)	(629)	(1,667)
Income / (loss) before financial results and income tax	303,605	5,831	(165,365)
Financial income	63,859	28,080	35,697
Financial loss	(196,405)	(131,271)	(215,496)
Income / (loss) before income tax	190,518	(90,669)	(371,696)
Income tax	(24,883)	(69,111)	14,295
Income / (loss) from continuing operations	165,635	(159,780)	(357,401)
Loss from discontinued operations		(21,196)	(4,492)
Income / (loss) for the year	165,635	(180,976)	(361,893)
Parent | Reportable legal entities
Continuing operations
Selling, general and administrative expenses	(7,342)	(5,697)	(5,568)
Other operating income	6
Other operating expenses	(5)
Operating income / (loss)	(7,341)	(5,697)	(5,568)
Share of income / (loss) in subsidiaries and associates	182,050	(88,022)	(241,693)
Income / (loss) before financial results and income tax	174,709	(93,719)	(247,261)
Financial income	1,874	53	99
Financial loss	(429)	(431)	(400)
Income / (loss) before income tax	176,154	(94,097)	(247,562)
Income tax	(1,307)	(1,028)	1,028
Income / (loss) from continuing operations	174,847	(95,125)	(246,534)
Loss from discontinued operations		(21,196)	(4,492)
Income / (loss) for the year	$ 174,847	$ (116,321)	$ (251,026)